Investments in equity investees - ZTO LTL, Yafu, ZTO CWST, and ZTO YL (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 24, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Investments in equity investees
Total consideration			¥ 18,009	$ 2,575	¥ 52,444
Cash returned from the investments in equity investees			¥ 686,293	98,139
ZTO Freight (Cayman) Inc.
Investments in equity investees
Equity interest in equity method investment (as a percent)		18.00%	18.00%			18.00%
Total consideration			¥ 99,519	$ 14,017
Invested preferred stock		¥ 582,526	¥ 582,526			$ 83,817
Cash returned from the investments in equity investees	¥ 686,293	¥ 686,293